Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance at May. 10, 2019
Balance (in Shares) at May. 10, 2019
Issuance of Class B common stock to Sponsor	25,000		$ 863	24,137
Issuance of Class B common stock to Sponsor (in Shares)			8,625,000
Sale of units in initial public offering, net of fair value of Public Warrants	308,463,513	$ 3,141		308,460,372
Sale of units in initial public offering, net of fair value of Public Warrants (in Shares)		31,411,763
Offering costs	(17,405,694)			(17,405,694)
Excess of cash received over fair value of private placement warrants	5,300,706			5,300,706
Forfeiture of Class B common stock			$ (78)	78
Forfeiture of Class B common stock (in Shares)			(772,059)
Class A common stock subject to possible redemption	(290,884,520)	$ (2,909)		(290,881,611)
Class A common stock subject to possible redemption (in Shares)		(29,088,452)
Net loss	(498,999)				(498,999)
Balance at Dec. 31, 2019	5,000,006	$ 232	$ 785	5,497,988	(498,999)
Balance (in Shares) at Dec. 31, 2019		2,323,311	7,852,941
Balance at Dec. 31, 2019	5,000,006	$ 232	$ 785	5,497,988	(498,999)
Balance (in Shares) at Dec. 31, 2019		2,323,311	7,852,941
Balance at Dec. 31, 2019	5,000,006	$ 232	$ 785	5,497,988	(498,999)
Balance (in Shares) at Dec. 31, 2019		2,323,311	7,852,941
Balance at Dec. 31, 2019	5,000,006	$ 232	$ 785	5,497,988	(498,999)
Balance (in Shares) at Dec. 31, 2019		2,323,311	7,852,941
Change in value of Class A common stock subject to possible redemption	290,884,520	$ 2,909		290,881,611
Change in value of Class A common stock subject to possible redemption (in Shares)		29,088,452
Net loss	(315,320,929)				(315,320,929)
Balance at Dec. 31, 2020	$ (19,436,403)	$ 3,141	$ 785	$ 296,379,599	$ (315,819,928)
Balance (in Shares) at Dec. 31, 2020		31,411,763	7,852,941